SUBSEQUENT EVENT (Details Narrative) CAD / shares in Units, CAD in Thousands		1 Months Ended	12 Months Ended
	May 12, 2017 CAD CAD / shares shares	Nov. 30, 2014 $ / shares shares	Jun. 30, 2015 $ / shares shares	Jun. 30, 2016 $ / shares	Jun. 30, 2014 $ / shares
Warrant exercise price (in dollars per share) | $ / shares			$ 0.73	$ 0.75	$ 0.25
Common Stock [Member]
Number of shars in each unit			19,245,813
Mackie Research Capital Corporation [Member]
Number of units issued		205,304
Unit price (in dollars per unit) | $ / shares		$ 0.55
Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shars in each unit		1
Mackie Research Capital Corporation [Member] | Subsequent Event [Member]
Number of units issued	3,077,000
Unit price (in dollars per unit) | CAD / shares	CAD 0.65
Gross proceeds from unit issuance | CAD	CAD 2,000,050
Percentage of units increase	15.00%
Mackie Research Capital Corporation [Member] | Subsequent Event [Member] | Common Stock [Member]
Number of shars in each unit	1
Mackie Research Capital Corporation [Member] | Subsequent Event [Member] | Warrant [Member]
Number of shars in each unit	1
Warrant exercise price (in dollars per share) | CAD / shares	CAD 0.85
Warrant term	3 years